Evercore Wealth Management Macro Opportunity Fund (Prospectus Summary) | Evercore Wealth Management Macro Opportunity Fund
SUMMARY SECTION
Investment Objective
The investment objective of the Evercore Wealth Management Macro Opportunity
Fund (the "Fund") is long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Evercore Wealth Management Macro Opportunity Fund
Management Fees		0.75%
Shareholder Servicing Fee		0.25%
Other Expenses	[1]	0.83%
Acquired Fund Fees and Expenses	[1][2]	0.21%
Total Annual Fund Operating Expenses		2.04%
Fee Waiver/Expense Reimbursement	[3]	(0.58%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[3]	1.46%
[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.
[3]	Pursuant to an expense limitation agreement, the investment adviser, Evercore Wealth Management, LLC has agreed to limit the Fund's total expenses (exclusive of all federal, state and local taxes, interest, dividends and interest on short positions, acquired fund fees and expenses, brokerage commissions and other costs incurred in connection with the purchase and sale of securities and extraordinary items) to 1.25% through June 30, 2013. The expense limitation provision cannot be changed to the detriment of shareholders without the consent of shareholders. The Adviser has the right to receive reimbursement for fee reductions and/or expense payments made in the prior three fiscal years provided that after giving effect to such reimbursement, exclusive of all federal, state and local taxes, interest, dividends and interest on short positions, acquired fund fees and expenses, brokerage commissions and other costs incurred in connection with the purchase and sale of securities and extraordinary items) do not exceed 1.25% of average daily net assets in the year of reimbursement.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only in the first two years of the periods shown in the Example. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Evercore Wealth Management Macro Opportunity Fund	149	585

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies
To achieve its investment objective, the Fund will invest in a combination of fixed income securities, equity securities, currencies and commodity-linked instruments that the Fund's portfolio managers believe will result in the highest returns under prevailing economic and market conditions. In selecting investments for the Fund, the portfolio managers apply a proprietary research process to identify individual securities that they believe will appreciate in value in the current market environment. The Fund's approach makes the assumption that long-term economic growth and security appreciation is fostered by nations with effective central banks and strong, growth-inducing, fiscal policies. In selecting investments for the Fund, the portfolio managers use a two-part investment process that incorporates top-down macroeconomic research coupled with bottom-up security selection. First, the portfolio managers analyze the fiscal and monetary policies of all major countries and economic regions and consider whether or not these policies as currently implemented will promote long-term economic growth and price stability. A further assessment is made to identify the relative return potential among different countries' bonds, currencies and equities.

Second, utilizing fundamental and quantitative analysis, securities are then selected that will most benefit from growth promoting policies or that will provide a hedge against risks created by growth inhibiting policy prescriptions. Additionally, the portfolio managers will manage risk and volatility on an ongoing basis.

The Fund has a flexible mandate to allocate its investments among countries and asset classes with no required fixed proportions. The portfolio managers expect to actively evaluate investment ideas in the context of dynamic markets and economic conditions.

The portfolio managers will determine to sell an investment when it is no longer suitable for the Fund's portfolio by applying the same process used for selecting investments, as described above, or when a more attractive investment opportunity becomes available.

The Fund may invest in fixed income securities of U.S. and foreign issuers
(including issuers located in emerging markets), and derivative securities that are linked to fixed income securities. "Fixed income securities" include bonds, debt securities and other fixed income instruments issued by various U.S. and
non-U.S. governments (including their agencies or instrumentalities) and private-sector entities. These investments may include securities of varying maturities, durations and ratings, including securities that have been rated below investment grade by a nationally recognized statistical ratings organization ("NRSRO"), commonly referred to as "junk bonds" or "high yield bonds." In addition to direct investments in fixed income securities and other instruments that are linked to fixed-income securities, the Fund invests in shares of other investment companies that invest in fixed income securities and other instruments that are linked to fixed-income securities, including shares of exchange-traded funds ("ETFs").

The Fund may take both long and short positions in equity securities, including common and preferred stock of U.S. and foreign companies (including issuers located in emerging markets), convertible securities, depositary receipts, equity swaps and derivative instruments that are linked to equity securities. The Fund is generally not constrained among the other types of equity securities in which it may invest. The Fund may invest in equity securities of companies with market capitalizations of any size. In addition to direct investments in equity securities and other equity-linked instruments, the
Fund may invest in shares of other investment companies and ETFs that invest in equity securities and other equity-linked instruments.

The Fund may invest in securities denominated in U.S. dollars or foreign currencies (including that of issuers located in emerging markets). In addition, the Fund may invest in foreign currencies and derivative instruments that are linked to foreign currencies. The Fund may purchase and sell foreign currency, enter into forward currency contracts, and may invest in currency futures contracts, options on foreign currencies and foreign currency futures.

The Fund may invest in commodity-linked instruments, including commodity-linked swaps, futures, options and options on futures, commodity-linked debt and other investment companies and ETFs that invest in commodity-linked instruments. The
Fund does not invest in physical commodities directly. The Fund's investments in commodity-linked derivatives will primarily be made through investments in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman
Islands (the "Subsidiary"). The Subsidiary is advised by the Fund's investment adviser, Evercore Wealth Management, LLC (the "Adviser" or "EWM"). EWM does not receive separate compensation from the Subsidiary. The Subsidiary may invest without limitation in commodity-linked derivative instruments. The Fund's investment in the Subsidiary will not exceed 25% of the value of the Fund's total assets. All of the Fund's investments in the Subsidiary will be subject to the investment policies and restrictions of the Fund, including those related to leverage and liquidity. In addition, the valuation and brokerage policies will be applied to the Subsidiary. The Subsidiary's financial statements will be consolidated with the Fund's financial statements in the Fund's annual and semi-annual reports to shareholders.

The Fund's investments in derivative securities, including, but not limited to futures contracts, options, options on futures contracts, swap agreements, warrants, currency-linked derivatives and commodity-linked derivatives may be used as a substitute for making direct investments in the underlying instruments or to reduce exposure to, or "hedge" against market volatilities. The Fund may use a derivative investment rather than investing directly in an underlying asset class as a low-cost, effective means to gain exposure to the asset class. Derivatives and short sale transactions involve the use of leverage. Accordingly, the Fund will maintain long positions in securities available for collateral, consisting of cash, cash equivalents and other liquid securities, to comply with applicable legal requirements.

The amount of the Fund's portfolio that may be allocated to fixed income, equity, currencies and commodities asset classes is expected to vary over time at the Adviser's discretion. The Fund will sell an investment during portfolio rebalancing periods when the Fund's holdings in an investment or asset class are larger than the target allocation suggested by the Adviser's proprietary investment models, when an investment declines in value, or when a more attractive investment opportunity becomes available. The Fund is non-diversified under federal securities laws, which means that it may invest a high percentage of its assets in a limited number of securities. The Adviser may engage in active trading of the Fund's portfolio investments to achieve the Fund's investment objective.

Principal Risks
In addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

o  Management Risk. The risk that strategies employed by the investment adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

o  General Market Risk. The risk that certain investments selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

o  Derivatives Risk. Derivatives, including futures, swaps and forward foreign currency contracts, may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of a derivative may not correlate perfectly to the underlying securities index or overall securities markets. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party. Derivatives are also subject to a number of additional risks, such as:

     o  Futures Risk. Futures contracts may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.

     o  Swap Agreement Risk. A swap contract may not be assigned without the consent of the counterparty, and may result in losses in the event of a default or bankruptcy of the counterparty.

     o  Liquidity Risk. The risk that the Fund may not be able to sell or close out a derivative instrument.

     o  Interest Rate Risk. The risk that underlying investments may lose value due to interest rate changes.

     o  Credit Risk. The risk that underlying investments may lose value due to borrowers defaulting or failing to pay back debt.

o  Fixed Income Securities Risks. Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may "call," or repay, its high yielding bonds before their maturity dates. Fixed income securities may be subject to risk of prepayment, and may decline in value because of mortgage foreclosures or defaults on the underlying obligations. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

o  High-Yield Fixed Income Securities Risk. The fixed-income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

o  Equity Risk. The market value of equity securities held by the Fund may increase or decline more dramatically than other asset classes over a shorter period of time. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

o  Commodities Markets Risk. Exposure to commodity markets through investments in commodities futures contracts may subject the Fund to greater volatility than investments in traditional securities. This is because the value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

o  Foreign and Emerging Market Securities Risk. Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Those risks are increased for investments in emerging markets.

o  Currency and Forward Currency Contracts Risks. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that foreign currency loses value because it is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets. Investments in forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, but may also limit any potential gain from an increase in the value of the currency.

o  Short Sale Risk. Short sale strategies are riskier than long investment strategies. Short selling of securities may result in the Fund's investment performance suffering if it is required to close out a short position earlier than it had intended.

o  Shares of Other Investment Companies Risk. You will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund's direct fees and expenses. As a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares.

o  Exchange-Traded Funds Risk. There are risks related to investing in ETFs that do not apply to investments in conventional mutual funds, including that the market price of the ETF's shares may trade at a discount to their net asset value ("NAV") or that an active trading market for an ETF's shares may not develop or be maintained.

o  Convertible Securities Risk. A convertible security is a fixed-income security
   (a debt instrument or a preferred stock) which may be converted at a stated
   price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

o  Government-Sponsored Entities Risk. The Fund invests in securities issued or guaranteed by government-sponsored entities. However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

o  Asset-Backed and Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are subject to risk of prepayment. These types of securities may also decline in value because of mortgage foreclosures or defaults on the underlying obligations.

o  Leverage Risk. Investments in derivative instruments and selling securities short involve the use of leverage. Leverage can increase the investment returns of the Fund. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

o  Tax Risk. There is the risk that the Fund's investment strategies, including investments in derivative securities and commodities, may be subject to special tax rules, the effect of which may be to accelerate income to the
   Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses.

o  Non-Diversified Fund Risk. The Fund is non-diversified under federal securities laws, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value and total returns may fluctuate or fall more in times of weaker markets than a diversified mutual fund. A single investment may have a greater impact on the Fund's return as a result of its non-diversification.

o  High Portfolio Turnover Rate Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of capital gains than if the
   Fund had a low portfolio turnover rate, and will result in higher transaction costs, which may lower the Fund's return. This may mean that you would be likely to have a higher income tax liability. Distributions to shareholders of short-term capital gains are currently taxable as ordinary income under federal income tax laws.

Performance
Performance information for the Fund has not been presented because, as of the date of this Prospectus, the Fund has not been in operation for a full calendar year.